Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share
	Year ended December 31,
	2022	2021	2020
Basic and diluted earnings per share
Numerator
Loss of the period assigned to Company’s shareholders	(243,029)	(44,646)	(21,431)
Denominator
Weighted average for number of common shares	41,595,506	32,616,258	23,007,503
	41,595,506	32,616,258	23,007,503
Basic and diluted loss per share (in reais)	(5.843)	(1.369)	(0.931)